Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Contractual Commitments of the non-cancellable Portion	The Company’s contractual commitments of the non-cancellable portion under this operating lease as of December 31, 2014 are as follows:

Total
2015	$176,190

License Agreement [Member]
Schedule of minimum license fee commitment

The table below shows the annual license fee commitments under the two agreements as of December 31, 2014:

License payments
2015	$96,808
2016	96,808
2017	96,808
2018	96,808
2019	96,808
Thereafter	665,555

Total minimum license payments	$1,149,595